Concentrations	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Concentrations

21. CONCENTRATIONS

For the years ended December 31, 2018, no customer accounted for greater than 10% of revenue. For the year ended December 31, 2017, one customer accounted for greater than 10% of revenue. For the year ended December 31, 2016, three customers each accounted for greater than 10% of revenue. For the years ended December 31, 2018, 2017, and 2016, the Company’s top five customers accounted for 23%, 47%, and 72% of the Company’s revenues, respectively.

The Company’s top five customers accounted for 23% of accounts receivable as of December 31, 2018, no customer each accounted for greater than 10% or more of accounts receivable. The Company’s top five customers accounted for 46% of accounts receivable as of December 31, 2017, of which two customers each accounted for greater than 10% or more of accounts receivable.

For the years ended December 31, 2018, 2017 and 2016, approximately 89%, 98%, and 79%, respectively, of total inventory purchases were from five unrelated suppliers. Two suppliers each accounted for greater than 10% of total inventory purchases in 2018, five suppliers each accounted for greater than 10% of total inventory purchases in 2017, and four suppliers each accounted for greater than 10% of total inventory purchases in 2016.